Risk Management and Financial Instruments - Financial assets and liabilites (Details) - Canadian dollars - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets and liabilities with significant risk of material adjustment
Financial liabilities	$ (36,372,855)	$ (52,631,962)
Cash and cash equivalents | Currency risk
Disclosure of assets and liabilities with significant risk of material adjustment
Financial assets	606,453	676,296
Prepaids and other receivables | Currency risk
Disclosure of assets and liabilities with significant risk of material adjustment
Financial assets	189,535	152,535
Trade and other payables | Currency risk
Disclosure of assets and liabilities with significant risk of material adjustment
Financial liabilities	(600,225)	(263,229)
Lease liabilities | Currency risk
Disclosure of assets and liabilities with significant risk of material adjustment
Financial liabilities	(71,015)	(108,255)
Warrant derivative | Currency risk
Disclosure of assets and liabilities with significant risk of material adjustment
Financial liabilities	(874,864)	(274,723)
Convertible Notes | Currency risk
Disclosure of assets and liabilities with significant risk of material adjustment
Financial liabilities	(9,562,293)	(27,336,373)
Convertible Note Derivative | Currency risk
Disclosure of assets and liabilities with significant risk of material adjustment
Financial liabilities	$ (26,060,446)	$ (25,478,212)